Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Share-based Compensation

13.  Share-based Compensation

a)                 Share Incentive Plan

In connection with the First Reorganization in February 2007, options that were issued prior to the completion of the First Reorganization were replaced with new grants issued by the BVI Company.  The Company accounted for this replacement of options as a modification, but as the new grants carried the same terms and conditions, no incremental compensation costs were recognized.

On May 14, 2007, the Board of Directors of the BVI Company approved the Plan, which provides for the issuance of options to purchase up to 2,960,606 ordinary shares, to any qualified persons, as determined by the Board of Directors of the BVI Company.

On December 8, 2010, the Board of Directors of the Company passed a resolution to increase the total number of ordinary shares reserved under the Plan to 5,233,920 ordinary shares.

As stipulated in the share option agreements, the awards granted shall vest in accordance with one of the following conditions: (1) over a four-year service period, with 25% of the options to vest on the first anniversary of the date of grant, and the remaining 75% of the options to vest on a pro-rata basis of the calendar quarter-end of each of the 12 quarters after the first anniversary of the date of grant; or (2) over a four-year service period, with 25% of the options to vest on the date of IPO, and the remaining 75% of the options to vest on a pro-rata basis on the calendar quarter-end of each of the 12 quarters following the date of IPO; or (3) 100% upon the date of IPO.

The Company’s share option activities for the years ended December 31, 2009, 2010 and 2011 are summarized below:

	Share options outstanding
	Share options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Weighted average grant date fair value
		US$		US$
Balances outstanding at January 1, 2009	1,173,400	0.81	4.48	0.11
Granted	1,769,000	1.08		0.58
Forfeited	(518,000)	1.05		0.08
Balances outstanding at December 31, 2009	2,424,400	0.96	5.04	0.46
Granted	866,500	2.99		2.67
Forfeited	(69,100)	1.06		0.41
Balances outstanding at December 31, 2010	3,221,800	1.50	4.50	1.05
Granted	1,699,813	5.24		2.67
Exercised	(164,841)	1.10		1.05
Forfeited	(374,136)	3.79		2.31
Balances outstanding at December 31, 2011	4,382,636	2.78	4.23	1.57

Exercisable at December 31, 2009	110,346	1.05	3.66	0.10
Exercisable at December 31, 2010	713,892	1.08	4.69	0.51
Exercisable at December 31, 2011	1,716,844	1.15	3.16	1.09

As of December 31, 2011, the intrinsic value of outstanding and exercisable share options was US$7,692 and US$6,169, respectively, which is calculated as the difference between the Company’s closing stock price as of December 30, 2011 and the exercise price of the share options.

The fair value of each option at the grant date was estimated using the Binominal Option Pricing Model by the Company with assistance from independent valuation specialists.

The following table summarizes the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the year ended December 31,
	2009	2010	2011

Risk-free interest rate	3.18%-3.92%	3.04%-3.18%	1.18%-2.64%
Exercise multiple	2.80	2.80	2.80
Expected forfeiture rate	5%	5%	5%
Contractual life of option	6 years	6 years	6 years
Expected volatility	37.79%-38.96%	36.74%-38.96%	33.98%-39.39%
Dividend yield	—	—	—

The risk-free interest rate was based on the market yield of US$ denominated China International Government Bonds with maturity terms equal to the contractual life of option. The exercise multiple is calculated as the ratio of fair value of stock over the exercise price as at the time the share option is exercised and estimated based on an empirical research study regarding the early exercise behaviour of employees with share options. Expected forfeiture rate was estimated based on annual staff turnover for periods after June 2007. Pursuant to the Plan, the contractual life of the share options is 6 years. The expected volatility was estimated based on the price volatility of the shares of comparable companies in the internet media business because the Company was not a public company at the grant dates prior to May 11, 2011 and was a public company for a short period of time at the grant dates after May 11, 2011, and therefore did not have data to calculate expected volatility of the price of the underlying ordinary shares over the contractual life of option. No dividends were assumed in the estimation considering the Company has no history or expectation of paying dividends on its common shares.

The total fair value of equity awards vested during the year ended December 31, 2009, 2010 and 2011 were RMB37, RMB1,765 and RMB22,759, respectively.

For the years ended December 31, 2009, 2010 and 2011, the Group recorded share-based compensation of RMB1,625, RMB6,070 and RMB12,675, respectively, using graded-vesting method, for the options granted with service conditions.

For the years ended December 31, 2009 and 2010, the Group did not recognize any share-based compensation for the options granted with performance conditions as the vesting of the performance condition awards is contingent upon IPO which is not considered probable until the event happens. Upon the closing of the Company’s IPO on May 16, 2011, share options to purchase a total of 602,183 shares which were granted to several employees and non-employees were fully vested. Accordingly, the Group recorded IPO related share-based compensation expenses of RMB17,534 for the year ended December 31, 2011.

As of December 31, 2011, total amount of unrecognized compensation costs relating to non-vested share options granted by the Company amounted to RMB19,572. These unrecognized compensation costs are expected to be recognized over a weighted average period of 1.03 years.

b)                 Founder’s Shares

On December 16, 2009, pursuant to an agreement entered into by Ms. Haiyan Gong and the chief operating officer (“COO”) of the Company (“Founder’s Share Agreement”), the COO was granted 398,000 options for the BVI Company’s ordinary shares (the “Founder’s Shares”) held by Aprilsky Ltd., a company ultimately owned by Ms. Haiyan Gong. The awards have an exercise price of US$1.256 and shall vest over a four year period, with 50% of the options to vest on the second anniversary and 50% of the options to vest on the fourth anniversary of the Founder’s Share Agreement signing date, subject to the employee’s continued service with the Company.

The Company recognized these awards as employee share-based compensation awards in accordance with the applicable guidance, and measured the fair value of the awards on the grant date. Compensation expense was recognized over the requisite service period using the graded vesting method.

Share-based compensation expenses related to the Founder’s Shares of RMB893 and RMB333 were recognized in general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2010 and 2011, respectively.

As of December 31, 2011, there was RMB130 of total unrecognized compensation cost related to the Founder’s Shares. The cost is expected to be recognized over a weighted average period of 0.91 years.